SUPPLEMENT DATED NOVEMBER 10, 2025
TO

PROSPECTUS DATED MAY 1, 2008
FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding changes to a Fund option that is available under your Policy.

Effective December 31, 2025, the name of the following Fund option will be changed:

Current Name	New Name

BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio	BNY Mellon Variable Investment Fund: Small Cap Portfolio

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.